Interest and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Interest and Other Expenses [Abstract]
Interest and other expenses
Interest and other expenses consisted of the following:

Year Ended December 31	2011	2010	2009
Interest expense	$42.8	$43.7	$61.7
Interest income	(7.3)	(6.2)	(11.7)
Foreign exchange losses	2.8	3.3	0.8
Miscellaneous expenses, net	6.0	2.4	3.5
Loss from sale of an equity investment	–	–	10.3
Interest and other expenses	$44.3	$43.2	$64.6